MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND

SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)

Principal
Amount		Value
CORPORATE BONDS: 86.4%
Aerospace/Defense: 1.6%
	Bombardier Inc
$125,000	6.000%, 10/15/22 [1]	$125,469
125,000	7.500%, 12/1/24 [1]	125,312
	TransDigm Inc
150,000	6.000%, 7/15/22	152,625
75,000	6.500%, 7/15/24	77,625
75,000	6.250%, 3/15/26 [1]	80,719
	Triumph Group Inc
100,000	5.250%, 6/1/22	99,960
		661,710
Airlines: 0.2%
	VistaJet Malta Finance PLC / XO Management Holding Inc
100,000	10.500%, 6/1/24 [1]	97,250

Automotive & Auto Parts: 1.5%
	Adient Global Holdings Ltd
200,000	4.875%, 8/15/26 [1]	163,500
	American Axle & Manufacturing Inc
215,000	6.250%, 4/1/25	209,625
	Cooper-Standard Automotive Inc
100,000	5.625%, 11/15/26 [1]	91,625
	Panther BF Aggregator 2 LP / Panther Finance Co Inc
175,000	8.500%, 5/15/27 [1]	177,625
		642,375
Banking: 0.8%
	Ally Financial Inc
75,000	8.000%, 11/1/31	104,062
	Credit Suisse Group AG
200,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/11/23 [2,3,4]	221,511
		325,573
Broadcasting: 4.3%
	AMC Networks Inc
50,000	4.750%, 12/15/22	50,828
125,000	5.000%, 4/1/24	129,066
	Diamond Sports Group LLC / Diamond Sports Finance Co
100,000	5.375%, 8/15/26 [1]	104,000
200,000	6.625%, 8/15/27 [1]	208,000
	Gray Television Inc
150,000	5.875%, 7/15/26 [1]	156,375
25,000	7.000%, 5/15/27 [1]	27,561
	iHeartCommunications Inc
150,000	8.375%, 5/1/27	162,795
	Lions Gate Capital Holdings LLC
75,000	5.875%, 11/1/24 [1]	77,438

	Netflix Inc
100,000	4.875%, 4/15/28	101,995
	Nexstar Broadcasting Inc
50,000	5.875%, 11/15/22	51,250
175,000	5.625%, 8/1/24 [1]	182,586
	Nexstar Escrow Inc
50,000	5.625%, 7/15/27 [1]	52,500
	Sinclair Television Group Inc
125,000	5.625%, 8/1/24 [1]	128,906
25,000	5.875%, 3/15/26 [1]	26,250
100,000	5.125%, 2/15/27 [1]	101,000
	Sirius XM Radio Inc
150,000	4.625%, 7/15/24 [1]	155,900
100,000	5.375%, 4/15/25 [1]	104,000
		1,820,450
Building Materials: 1.6%
	Beacon Roofing Supply Inc
50,000	4.500%, 11/15/26 [1]	50,562
	New Enterprise Stone & Lime Co Inc
100,000	6.250%, 3/15/26 [1]	102,500
	Patrick Industries Inc
100,000	7.500%, 10/15/27 [1]	103,260
	SRS Distribution Inc
150,000	8.250%, 7/1/26 [1]	153,375
	Standard Industries Inc
125,000	5.375%, 11/15/24 [1]	129,219
125,000	5.000%, 2/15/27 [1]	129,725
		668,641
Cable/Satellite TV: 7.5%
	Altice Luxembourg SA
200,000	10.500%, 5/15/27 [1]	225,900
	CCO Holdings LLC / CCO Holdings Capital Corp
125,000	5.250%, 9/30/22	126,669
125,000	5.125%, 2/15/23	127,344
125,000	5.750%, 9/1/23	127,812
250,000	5.500%, 5/1/26 [1]	262,475
25,000	5.875%, 5/1/27 [1]	26,500
50,000	5.375%, 6/1/29 [1]	53,375
75,000	4.750%, 3/1/30 [1]	76,328
	CSC Holdings LLC
200,000	5.375%, 7/15/23 [1]	205,750
425,000	10.875%, 10/15/25 [1]	482,088
200,000	7.500%, 4/1/28 [1]	226,230
200,000	5.750%, 1/15/30 [1]	209,274
	DISH DBS Corp
125,000	5.875%, 11/15/24	124,375
	Midcontinent Communications / Midcontinent Finance Corp
175,000	5.375%, 8/15/27 [1]	184,625
	UPC Holding BV
475,000	5.500%, 1/15/28 [1]	494,000
	UPCB Finance IV Ltd.
200,000	5.375%, 1/15/25 [1]	206,500
		3,159,245

Capital Goods: 2.7%
	Amsted Industries Inc
100,000	5.625%, 7/1/27 [1]	105,750
	Anixter Inc
75,000	6.000%, 12/1/25	83,062
	ATS Automation Tooling Systems Inc
50,000	6.500%, 6/15/23 [1]	51,750
	BCD Acquisition Inc
275,000	9.625%, 9/15/23 [1]	281,875
	Cloud Crane LLC
50,000	10.125%, 8/1/24 [1]	53,625
	Colfax Corp
25,000	6.000%, 2/15/24 [1]	26,552
	Griffon Corp
225,000	5.250%, 3/1/22	227,813
	JB Poindexter & Co Inc
75,000	7.125%, 4/15/26 [1]	78,000
	Manitowoc Co Inc
150,000	9.000%, 4/1/26 [1]	147,375
	MTS Systems Corp
25,000	5.750%, 8/15/27 [1]	26,063
	Park-Ohio Industries Inc
75,000	6.625%, 4/15/27	72,000
		1,153,865
Chemicals: 2.4%
	Blue Cube Spinco LLC
25,000	10.000%, 10/15/25	28,108
	CF Industries Inc
125,000	4.950%, 6/1/43	122,969
	Chemours Co
75,000	5.375%, 5/15/27	65,065
	Consolidated Energy Finance SA
150,000	5.869% (3 Month LIBOR USD + 3.750%), 6/15/22 [1,2]	149,705
	Cornerstone Chemical Co
75,000	6.750%, 8/15/24 [1]	69,634
	CVR Partners LP / CVR Nitrogen Finance Corp
50,000	9.250%, 6/15/23 [1]	52,312
	Koppers Inc
100,000	6.000%, 2/15/25 [1]	100,563
	Kraton Polymers LLC / Kraton Polymers Capital Corp
75,000	7.000%, 4/15/25 [1]	78,563
	Neon Holdings Inc
50,000	10.125%, 4/1/26 [1]	50,500
	PQ Corp
100,000	6.750%, 11/15/22 [1]	103,875
	Tronox Inc
50,000	6.500%, 4/15/26 [1]	47,875
	Univar USA Inc
150,000	6.750%, 7/15/23 [1]	153,188
		1,022,357

Consumer-Products: 0.2%
	Energizer Holdings Inc
75,000	5.500%, 6/15/25 [1]	77,837
25,000	6.375%, 7/15/26 [1]	26,841
		104,678
Containers: 2.7%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
200,000	4.625%, 5/15/23 [1]	205,250
	Berry Global Inc
75,000	5.500%, 5/15/22	76,313
75,000	4.875%, 7/15/26 [1]	77,711
100,000	5.625%, 7/15/27 [1]	103,750
	Crown Americas LLC / Crown Americas Capital Corp IV
125,000	4.500%, 1/15/23	131,562
	Graphic Packaging International LLC
75,000	4.750%, 7/15/27 [1]	78,938
	Greif Inc
75,000	6.500%, 3/1/27 [1]	79,725
	Mauser Packaging Solutions Holding Co
150,000	5.500%, 4/15/24 [1]	154,680
	Owens-Brockway Glass Container Inc
25,000	5.875%, 8/15/23 [1]	26,625
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer
145,366	5.750%, 10/15/20	145,853
75,000	5.125%, 7/15/23 [1]	76,969
		1,157,376
Diversified Financial Services: 4.4%
	DAE Funding LLC
125,000	5.750%, 11/15/23 [1]	131,669
200,000	5.000%, 8/1/24 [1]	209,000
	Fly Leasing Ltd
200,000	5.250%, 10/15/24	207,000
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
100,000	6.250%, 2/1/22	102,850
75,000	6.750%, 2/1/24	78,281
125,000	6.250%, 5/15/26 [1]	131,406
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
100,000	5.250%, 3/15/22 [1]	104,335
50,000	5.250%, 10/1/25 [1]	51,250
	LPL Holdings Inc
50,000	5.750%, 9/15/25 [1]	52,125
	Nationstar Mortgage Holdings Inc
125,000	8.125%, 7/15/23 [1]	130,625
	Navient Corp
100,000	5.875%, 3/25/21	103,937
	Park AeroSPAce Holdings Ltd
75,000	4.500%, 3/15/23 [1]	77,798
150,000	5.500%, 2/15/24 [1]	162,247

	Springleaf Finance Corp
25,000	7.750%, 10/1/21	27,281
125,000	5.625%, 3/15/23	133,438
50,000	6.125%, 3/15/24	53,938
25,000	6.875%, 3/15/25	27,609
75,000	7.125%, 3/15/26	83,340
		1,868,129
Diversified Media: 2.8%
	Belo Corp
125,000	7.750%, 6/1/27	144,687
50,000	7.250%, 9/15/27	57,000
	Clear Channel Worldwide Holdings Inc
64,000	9.250%, 2/15/24 [1]	70,474
250,000	5.125%, 8/15/27 [1]	261,088
	Nielsen Finance LLC / Nielsen Finance Co
125,000	5.000%, 4/15/22 [1]	125,975
	Outfront Media Capital LLC / Outfront Media Capital Corp
100,000	5.875%, 3/15/25	103,500
	TEGNA Inc
125,000	6.375%, 10/15/23	129,063
275,000	5.000%, 9/15/29 [1]	279,158
		1,170,945
Energy: 11.7%
	Antero Resources Corp
75,000	5.375%, 11/1/21	72,656
100,000	5.625%, 6/1/23	87,000
	Apergy Corp
75,000	6.375%, 5/1/26	74,812
	Baytex Energy Corp
25,000	5.625%, 6/1/24 [1]	23,125
	Berry Petroleum Co LLC
100,000	7.000%, 2/15/26 [1]	96,250
	Blue Racer Midstream LLC / Blue Racer Finance Corp
100,000	6.625%, 7/15/26 [1]	99,250
	Buckeye Partners LP
125,000	3.950%, 12/1/26	110,158
50,000	5.600%, 10/15/44	40,365
	Callon Petroleum Co
150,000	6.375%, 7/1/26	147,127
	Cheniere Energy Partners LP
100,000	4.500%, 10/1/29 [1]	102,625
	Chesapeake Energy Corp
50,000	4.875%, 4/15/22	40,625
100,000	7.000%, 10/1/24	72,125
	CITGO Petroleum Corp
150,000	6.250%, 8/15/22 [1]	152,250
	Covey Park Energy LLC / Covey Park Finance Corp
125,000	7.500%, 5/15/25 [1]	100,625
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
150,000	6.250%, 4/1/23	154,687
75,000	5.750%, 4/1/25	77,438

	CrownRock LP / CrownRock Finance Inc
125,000	5.625%, 10/15/25 [1]	126,247
	DCP Midstream Operating LP
150,000	3.875%, 3/15/23	152,063
50,000	5.125%, 5/15/29	51,000
	Delek Logistics Partners LP / Delek Logistics Finance Corp
100,000	6.750%, 5/15/25	99,500
	EnLink Midstream Partners LP
100,000	4.850%, 7/15/26	95,375
50,000	5.450%, 6/1/47	41,000
	Genesis Energy LP / Genesis Energy Finance Corp
75,000	6.500%, 10/1/25	73,406
	Global Partners LP / GLP Finance Corp
75,000	7.000%, 6/15/23	77,531
100,000	7.000%, 8/1/27 [1]	103,250
	Gulfport Energy Corp
50,000	6.625%, 5/1/23	39,250
100,000	6.000%, 10/15/24	72,835
100,000	6.375%, 1/15/26	70,500
	Ithaca Energy North Sea PLC
200,000	9.375%, 7/15/24 [1]	208,950
	Laredo Petroleum Inc
50,000	5.625%, 1/15/22	47,250
125,000	6.250%, 3/15/23	110,313
	Matador Resources Co
100,000	5.875%, 9/15/26	100,690
	MEG Energy Corp
75,000	6.375%, 1/30/23 [1]	72,656
	Murphy Oil Corp
100,000	5.625%, 12/1/42	88,500
	Murphy Oil USA Inc
75,000	4.750%, 9/15/29	76,875
	Nabors Industries Inc
50,000	5.750%, 2/1/25	37,250
	Northern Oil and Gas Inc
100,250	8.500% Cash or 10.000% PIK, 5/15/23	103,759
	Oasis Petroleum Inc
125,000	6.875%, 1/15/23	115,000
50,000	6.250%, 5/1/26 [1]	40,750
	Parkland Fuel Corp
150,000	6.000%, 4/1/26 [1]	159,000
100,000	5.875%, 7/15/27 [1]	105,181
	Precision Drilling Corp
16,054	6.500%, 12/15/21	15,814
25,000	7.125%, 1/15/26 [1]	23,187
	Range Resources Corp
125,000	5.000%, 8/15/22	117,813
50,000	4.875%, 5/15/25	41,500
	SM Energy Co
75,000	5.000%, 1/15/24	67,687
25,000	6.625%, 1/15/27	21,688

	Southwestern Energy Co
100,000	6.200%, 1/23/25 [2]	88,498
125,000	7.500%, 4/1/26	109,688
	Suburban Propane Partners LP/Suburban Energy Finance Corp
50,000	5.500%, 6/1/24	51,250
100,000	5.875%, 3/1/27	102,702
	Sunoco LP / Sunoco Finance Corp
75,000	4.875%, 1/15/23	77,156
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
250,000	4.250%, 11/15/23	252,813
	Transocean Pontus Ltd
44,500	6.125%, 8/1/25 [1]	45,390
	USA Compression Partners LP / USA Compression Finance Corp
100,000	6.875%, 9/1/27 [1]	103,750
	Whiting Petroleum Corp
150,000	6.625%, 1/15/26	102,000
		4,940,185
Entertainment/Film: 0.4%
	AMC Entertainment Holdings Inc
75,000	5.750%, 6/15/25	71,767
	National CineMedia LLC
100,000	6.000%, 4/15/22	101,375
		173,142
Environmental: 0.5%
	Clean Harbors Inc
50,000	4.875%, 7/15/27 [1]	52,312
	GFL Environmental Inc
100,000	5.375%, 3/1/23 [1]	101,730
50,000	8.500%, 5/1/27 [1]	55,563
		209,605
Food & Drug Retail: 0.4%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
50,000	5.750%, 3/15/25	51,668
50,000	7.500%, 3/15/26 [1]	55,875
50,000	5.875%, 2/15/28 [1]	53,047
		160,590
Food/Beverage/Tobacco: 3.0%
	B&G Foods Inc
50,000	5.250%, 9/15/27	51,193
	HLF Financing SARL LLC / Herbalife International Inc
100,000	7.250%, 8/15/26 [1]	101,125
	JBS USA LUX SA / JBS USA Finance Inc
50,000	5.875%, 7/15/24 [1]	51,596
75,000	6.750%, 2/15/28 [1]	83,344
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc
225,000	5.500%, 1/15/30 [1]	239,058
	Performance Food Group Inc
50,000	5.500%, 10/15/27 [1]	52,875
	Pilgrim's Pride Corp
75,000	5.875%, 9/30/27 [1]	80,831

	Post Holdings Inc
100,000	5.500%, 3/1/25 [1]	105,125
125,000	5.750%, 3/1/27 [1]	133,150
100,000	5.500%, 12/15/29 [1]	104,625
	Sigma Holdco BV
200,000	7.875%, 5/15/26 [1]	200,500
	Simmons Foods Inc
50,000	5.750%, 11/1/24 [1]	49,000
		1,252,422
Gaming: 2.9%
	Boyd Gaming Corp
100,000	6.875%, 5/15/23	104,125
	Caesars Resort Collection LLC / CRC Finco Inc
250,000	5.250%, 10/15/25 [1]	256,225
	Golden Nugget Inc
100,000	8.750%, 10/1/25 [1]	104,500
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp
175,000	6.750%, 11/15/21 [1]	179,156
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc
75,000	5.750%, 2/1/27 [1]	84,304
	MGM Resorts International
150,000	6.000%, 3/15/23	165,630
	Scientific Games International Inc
75,000	8.250%, 3/15/26 [1]	79,751
	Stars Group Holdings BV / Stars Group US Co-Borrower LLC
75,000	7.000%, 7/15/26 [1]	80,063
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp
150,000	5.500%, 3/1/25 [1]	158,295
		1,212,049
Healthcare: 5.6%
	AMN Healthcare Inc
100,000	5.125%, 10/1/24 [1]	104,000
100,000	4.625%, 10/1/27 [1]	100,750
	Avantor Inc
75,000	9.000%, 10/1/25 [1]	84,187
	Bausch Health Americas Inc
100,000	8.500%, 1/31/27 [1]	112,480
	Bausch Health Cos Inc
50,000	6.500%, 3/15/22 [1]	51,750
100,000	7.000%, 3/15/24 [1]	105,346
150,000	6.125%, 4/15/25 [1]	155,813
200,000	9.000%, 12/15/25 [1]	225,250
	DaVita Inc
250,000	5.125%, 7/15/24	254,687
	Encompass Health Corp
50,000	5.125%, 3/15/23	51,125
46,000	5.750%, 11/1/24	46,653
	Endo Finance LLC / Endo Finco Inc
75,000	5.375%, 1/15/23 [1]	46,125
	HCA Inc
125,000	5.875%, 2/15/26	140,037

	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
100,000	5.750%, 8/1/22 [1]	38,000
	MEDNAX Inc
25,000	6.250%, 1/15/27 [1]	24,873
	Molina Healthcare Inc
75,000	5.375%, 11/15/22	79,784
	MPH Acquisition Holdings LLC
50,000	7.125%, 6/1/24 [1]	46,312
	MPT Operating Partnership LP / MPT Finance Corp
75,000	4.625%, 8/1/29	77,391
	Par Pharmaceutical Inc
50,000	7.500%, 4/1/27 [1]	45,938
	Polaris Intermediate Corp
75,000	8.500% Cash or 9.000% PIK, 12/1/22 [1]	64,125
	RegionalCare Hospital Partners Holdings Inc
200,000	8.250%, 5/1/23 [1]	212,875
	Sabra Health Care LP
50,000	5.125%, 8/15/26	53,491
	Syneos Health Inc / inVentiv Health Inc / inVentiv Health Clinical Inc
125,000	7.500%, 10/1/24 [1]	129,531
	Tenet Healthcare Corp
25,000	5.125%, 5/1/25	25,408
	Verscend Escrow Corp
75,000	9.750%, 8/15/26 [1]	80,147
		2,356,078
Homebuilders/Real Estate: 3.0%
	Brookfield Residential Properties Inc / Brookfield Residential US Corp
100,000	6.250%, 9/15/27 [1]	100,750
	Century Communities Inc
75,000	6.750%, 6/1/27 [1]	80,737
	Greystar Real Estate Partners LLC
150,000	5.750%, 12/1/25 [1]	154,687
	HAT Holdings I LLC / HAT Holdings II LLC
75,000	5.250%, 7/15/24 [1]	79,031
	iStar Inc
325,000	4.750%, 10/1/24	331,526
	Lennar Corp
75,000	4.750%, 5/30/25	80,422
	Realogy Group LLC / Realogy Co-Issuer Corp
125,000	9.375%, 4/1/27 [1]	116,753
	Taylor Morrison Communities Inc
75,000	5.750%, 1/15/28 [1]	81,563
	Toll Brothers Finance Corp
75,000	3.800%, 11/1/29	74,016
	William Lyon Homes Inc
75,000	6.000%, 9/1/23	78,375
100,000	6.625%, 7/15/27 [1]	104,250
		1,282,110
Hotels: 0.3%
	Hilton Domestic Operating Co Inc
75,000	4.875%, 1/15/30 [1]	79,376

	Marriott Ownership Resorts Inc
50,000	4.750%, 1/15/28 [1]	50,625
		130,001
Insurance: 0.4%
	Acrisure LLC / Acrisure Finance Inc
50,000	8.125%, 2/15/24 [1]	53,969
	GTCR AP Finance Inc
125,000	8.000%, 5/15/27 [1]	128,750
		182,719
Leisure: 1.1%
	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp
50,000	5.375%, 6/1/24	51,563
	Silversea Cruise Finance Ltd
75,000	7.250%, 2/1/25 [1]	80,475
	Viking Cruises Ltd
125,000	6.250%, 5/15/25 [1]	131,250
200,000	5.875%, 9/15/27 [1]	212,420
		475,708
Metals/Mining: 2.7%
	Cleveland-Cliffs Inc
100,000	5.875%, 6/1/27 [1]	94,960
	Constellium SE
250,000	5.750%, 5/15/24 [1]	257,500
	Grinding Media Inc / Moly-Cop AltaSteel Ltd
100,000	7.375%, 12/15/23 [1]	96,000
	Hudbay Minerals Inc
75,000	7.250%, 1/15/23 [1]	77,719
50,000	7.625%, 1/15/25 [1]	50,937
	Northwest Acquisitions ULC / Dominion Finco Inc
50,000	7.125%, 11/1/22 [1]	29,625
	Novelis Corp
75,000	6.250%, 8/15/24 [1]	78,563
125,000	5.875%, 9/30/26 [1]	131,400
	Rain CII Carbon LLC / CII Carbon Corp
50,000	7.250%, 4/1/25 [1]	48,000
	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp
300,000	7.500%, 6/15/25 [1]	268,125
		1,132,829
Paper: 0.2%
	Mercer International Inc
50,000	7.375%, 1/15/25	52,205
	Schweitzer-Mauduit International Inc
50,000	6.875%, 10/1/26 [1]	53,000
		105,205
Restaurants: 1.3%
	1011778 BC ULC / New Red Finance Inc
125,000	4.625%, 1/15/22 [1]	125,025
100,000	3.875%, 1/15/28 [1]	100,886
	IRB Holding Corp
300,000	6.750%, 2/15/26 [1]	302,250
	Yum! Brands Inc
25,000	4.750%, 1/15/30 [1]	25,879
		554,040

Services: 3.5%
	ADT Security Corp
175,000	3.500%, 7/15/22	176,312
	AECOM
61,000	5.125%, 3/15/27	64,263
	Brand Industrial Services Inc
275,000	8.500%, 7/15/25 [1]	261,250
	Garda World Security Corp
150,000	8.750%, 5/15/25 [1]	154,815
	GEO Group Inc
75,000	5.125%, 4/1/23	66,563
150,000	5.875%, 10/15/24	129,750
	H&E Equipment Services Inc
200,000	5.625%, 9/1/25	206,630
	Hertz Corp
25,000	7.625%, 6/1/22 [1]	26,063
	Iron Mountain Inc
100,000	5.750%, 8/15/24	101,250
50,000	5.250%, 3/15/28 [1]	51,936
	KAR Auction Services Inc
25,000	5.125%, 6/1/25 [1]	26,000
	LKQ Corp
75,000	4.750%, 5/15/23	76,313
	United Rentals North America Inc
75,000	4.625%, 10/15/25	76,818
50,000	5.500%, 5/15/27	53,187
		1,471,150
Steel: 1.4%
	Allegheny Technologies Inc
175,000	7.875%, 8/15/23	190,491
	Commercial Metals Co
150,000	4.875%, 5/15/23	156,375
	Joseph T Ryerson & Son Inc
100,000	11.000%, 5/15/22 [1]	105,750
	Tms International Holding Corp
175,000	7.250%, 8/15/25 [1]	150,500
		603,116
Super Retail: 0.4%
	Asbury Automotive Group Inc
50,000	6.000%, 12/15/24	52,000
	JC Penney Corp Inc
50,000	8.625%, 3/15/25 [1]	31,504
	KGA Escrow LLC
50,000	7.500%, 8/15/23 [1]	52,562
	L Brands Inc
25,000	6.750%, 7/1/36	21,334
		157,400
Technology: 2.2%
	CDW LLC / CDW Finance Corp
100,000	5.000%, 9/1/25	104,188

	CommScope Inc
100,000	6.000%, 3/1/26 [1]	103,980
	Dell International LLC / EMC Corp
75,000	5.875%, 6/15/21 [1]	76,294
50,000	6.020%, 6/15/26 [1]	56,271
	j2 Cloud Services LLC / j2 Global Co-Obligor Inc
150,000	6.000%, 7/15/25 [1]	158,940
	Nuance Communications Inc
50,000	6.000%, 7/1/24	52,250
	RackSPAce Hosting Inc
100,000	8.625%, 11/15/24 [1]	92,490
	Solera LLC / Solera Finance Inc
150,000	10.500%, 3/1/24 [1]	159,318
	Symantec Corp
75,000	5.000%, 4/15/25 [1]	75,880
	VeriSign Inc
29,000	4.750%, 7/15/27	30,486
		910,097
Telecommunications: 9.9%
	Altice Financing SA
400,000	6.625%, 2/15/23 [1]	411,500
	Altice France SA
475,000	7.375%, 5/1/26 [1]	510,487
	Consolidated Communications Inc
100,000	6.500%, 10/1/22	93,000
	Frontier Communications Corp
75,000	8.500%, 4/1/26 [1]	75,180
25,000	8.000%, 4/1/27 [1]	26,462
	GCI LLC
150,000	6.625%, 6/15/24 [1]	162,187
350,000	6.875%, 4/15/25	370,125
	Hughes Satellite Systems Corp
50,000	6.625%, 8/1/26	54,398
	Inmarsat Finance PLC
100,000	4.875%, 5/15/22 [1]	101,719
	Intelsat Jackson Holdings SA
250,000	8.000%, 2/15/24 [1]	260,312
100,000	8.500%, 10/15/24 [1]	100,969
	Level 3 Financing Inc
25,000	5.375%, 8/15/22	25,156
225,000	5.125%, 5/1/23	228,173
100,000	5.375%, 5/1/25	103,829
	Qwest Corp
100,000	7.250%, 9/15/25	113,115
	Sprint Capital Corp
125,000	6.875%, 11/15/28	136,588
100,000	8.750%, 3/15/32	123,595
	Sprint Corp
350,000	7.875%, 9/15/23	385,336
150,000	7.625%, 3/1/26	165,938
	Telesat Canada / Telesat LLC
225,000	8.875%, 11/15/24 [1]	241,650

	Telesat Canada/Telesat LLC
50,000	6.500%, 10/15/27 [1,5]	50,872
	T-Mobile USA Inc
50,000	5.125%, 4/15/25	51,938
	Zayo Group LLC / Zayo Capital Inc
175,000	6.000%, 4/1/23	180,469
150,000	6.375%, 5/15/25	155,032
50,000	5.750%, 1/15/27 [1]	51,240
		4,179,270
Transportation Excluding Air/Rail: 0.3%
	XPO Logistics Inc
125,000	6.125%, 9/1/23 [1]	129,375

Utilities: 2.5%
	Calpine Corp
100,000	5.375%, 1/15/23	101,500
75,000	5.250%, 6/1/26 [1]	77,906
	Clearway Energy Operating LLC
125,000	5.750%, 10/15/25 [1]	132,031
125,000	5.000%, 9/15/26	128,438
	Drax Finco PLC
200,000	6.625%, 11/1/25 [1]	209,000
	NextEra Energy Operating Partners LP
150,000	4.250%, 7/15/24 [1]	154,875
	Talen Energy Supply LLC
50,000	7.250%, 5/15/27 [1]	51,065
75,000	6.625%, 1/15/28 [1]	74,063
	TerraForm Power Operating LLC
125,000	5.000%, 1/31/28 [1]	130,625
		1,059,503
TOTAL CORPORATE BONDS
(Cost $35,997,652)		36,529,188

Shares
EXCHANGE TRADED FUNDS: 8.8%
165,281	Invesco Senior Loan ETF	3,733,698

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,751,360)		3,733,698

TOTAL INVESTMENTS IN SECURITIES: 95.2%
(Cost $39,749,012)		40,262,886
Other Assets in Excess of Liabilities: 4.8%		2,018,785
TOTAL NET ASSETS: 100.0%		$42,281,671

ETF - Exchange Traded Fund
LIBOR - London Interbank Offered Rate
PIK - Payment-in-Kind - represents the security may pay interest in additional par.
USD - United States Dollar

[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At September 30, 2019 the value of these securities amounted to $23,161,997 or 54.8% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on September 30, 2019. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Perpetual call date security. Date shown is next call date.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.

Summary of Fair Value Exposure at September 30, 2019 (Unaudited)

The Muzinich U.S. High Yield Corporate Bond Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2019. See the Schedule of Investments for the
industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$36,529,188	$–	$36,529,188
Exchange Traded Funds	3,733,698	–	–	3,733,698
Total Assets	$3,733,698	$36,529,188	$–	$40,262,886